Leases - Summery of Quantitative Information About Right of use Assets (Detail) ₨ in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		₨ 64,906,800
Ending balance	$ 882.2	66,860,400	₨ 64,906,800
Net carrying amount	$ 882.2		64,906,800
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		94,487,900	80,616,800
Additions		14,960,500	11,206,000
Disposals/adjustments		(1,847,200)	(2,308,800)
Currency translation		(1,292,900)	4,973,900
Ending balance		106,308,300	94,487,900
Net carrying amount			94,487,900
Accumulated depreciation and amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(29,581,100)	(17,548,300)
Amortisation for the year		(11,160,200)	(11,774,300)
Amortisation—considered as employee cost		(208,000)	(27,500)
Reversal of impairment loss		37,600	120,500
Disposals/adjustments		968,300	787,100
Currency translation		495,500	(1,138,600)
Ending balance		(39,447,900)	(29,581,100)
Net carrying amount			(29,581,100)
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		2,241,600
Ending balance		1,836,800	2,241,600
Net carrying amount			2,241,600
Land [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		3,060,100	2,731,400
Additions			206,600
Currency translation		(25,200)	122,100
Ending balance		3,034,900	3,060,100
Net carrying amount			3,060,100
Land [member] | Accumulated depreciation and amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(818,500)	(353,800)
Amortisation for the year		(397,400)	(428,700)
Currency translation		17,800	(36,000)
Ending balance		(1,198,100)	(818,500)
Net carrying amount			(818,500)
Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		52,393,000
Ending balance		54,725,900	52,393,000
Net carrying amount			52,393,000
Buildings [Member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		69,650,700	60,031,800
Additions		10,778,900	6,728,700
Disposals/adjustments		(1,571,000)	(1,169,800)
Currency translation		(999,800)	4,060,000
Ending balance		77,858,800	69,650,700
Net carrying amount			69,650,700
Buildings [Member] | Accumulated depreciation and amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(17,257,700)	(9,961,100)
Amortisation for the year		(7,087,200)	(7,198,200)
Reversal of impairment loss		37,600	19,100
Disposals/adjustments		864,000	607,700
Currency translation		310,400	(725,200)
Ending balance		(23,132,900)	(17,257,700)
Net carrying amount			(17,257,700)
Plant Machinery and Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		7,344,600
Ending balance		6,522,000	7,344,600
Net carrying amount			7,344,600
Plant Machinery and Equipment [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		14,045,900	11,777,100
Additions		1,808,800	2,902,300
Disposals/adjustments		(121,400)	(1,128,200)
Currency translation		(127,700)	494,700
Ending balance		15,605,600	14,045,900
Net carrying amount			14,045,900
Plant Machinery and Equipment [member] | Accumulated depreciation and amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(6,701,300)	(4,081,400)
Amortisation for the year		(2,476,700)	(2,649,800)
Reversal of impairment loss			101,300
Disposals/adjustments		1,600	174,200
Currency translation		92,800	(245,600)
Ending balance		(9,083,600)	(6,701,300)
Net carrying amount			(6,701,300)
Furniture, Fixtures and Office Appliances [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		1,122,100
Ending balance		1,053,300	1,122,100
Net carrying amount			1,122,100
Furniture, Fixtures and Office Appliances [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		1,414,800	1,330,100
Additions		331,800	17,400
Currency translation		(64,700)	67,300
Ending balance		1,681,900	1,414,800
Net carrying amount			1,414,800
Furniture, Fixtures and Office Appliances [member] | Accumulated depreciation and amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(292,700)	(139,800)
Amortisation for the year		(350,800)	(144,700)
Currency translation		14,900	(8,200)
Ending balance		(628,600)	(292,700)
Net carrying amount			(292,700)
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		826,300
Ending balance		1,836,300	826,300
Net carrying amount			826,300
Vehicles [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		1,753,700	1,023,500
Additions		1,493,900	670,900
Disposals/adjustments		(84,600)	(10,800)
Currency translation		(29,200)	70,100
Ending balance		3,133,800	1,753,700
Net carrying amount			1,753,700
Vehicles [member] | Accumulated depreciation and amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(927,400)	(340,900)
Amortisation for the year		(217,800)	(532,700)
Amortisation—considered as employee cost		(208,000)	(27,500)
Disposals/adjustments		32,500	5,200
Currency translation		23,200	(31,500)
Ending balance		(1,297,500)	(927,400)
Net carrying amount			(927,400)
Computer and other IT assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		776,800
Ending balance		745,800	776,800
Net carrying amount			776,800
Computer and other IT assets [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		4,164,600	3,361,400
Additions		439,700	671,800
Disposals/adjustments		(70,200)
Currency translation		(38,500)	131,400
Ending balance		4,495,600	4,164,600
Net carrying amount			4,164,600
Computer and other IT assets [member] | Accumulated depreciation and amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(3,387,700)	(2,579,400)
Amortisation for the year		(462,100)	(727,000)
Reversal of impairment loss			100
Disposals/adjustments		70,200
Currency translation		29,800	(81,400)
Ending balance		(3,749,800)	(3,387,700)
Net carrying amount			(3,387,700)
Other Assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		202,300
Ending balance		140,300	202,300
Net carrying amount			202,300
Other Assets [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		398,100	361,500
Additions		107,400	8,300
Currency translation		(7,800)	28,300
Ending balance		497,700	398,100
Net carrying amount			398,100
Other Assets [member] | Accumulated depreciation and amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(195,800)	(91,900)
Amortisation for the year		(168,200)	(93,200)
Currency translation		6,600	(10,700)
Ending balance		₨ (357,400)	(195,800)
Net carrying amount			₨ (195,800)